RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
		Dec. 31, 2020 USD ($) Extension	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Adjustment for percentage change in book value of aircraft portfolio during preceding year		0.30%
Base amount used to calculate management fee adjustment		$ 2,700,000,000
Adjustment for percentage change in book value of aircraft portfolio in excess of base amount		0.25%
Number of automatic extensions | Extension		1
Term of extension		5 years
Termination notice period		12 months
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party		$ 5,000,000.0
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Adjustment increase over $2.7 billion		2,000,000,000.0
Charges from related party		$ 12,000,000.0
Manager [Member] | Non-Renewal Fee [Member]
Related Party Transactions [Abstract]
Adjustment percentage of excess Management Expenses over threshold		50.00%
Charges from related party		$ 6,000,000.0
Manager [Member] | Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party		7,800,000	$ 9,600,000	$ 7,300,000
BBAM [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2021		8,233,000
2022		8,079,000
2023		7,844,000
2024		7,711,000
2025		7,540,000
Thereafter		31,750,000
Total		$ 71,157,000
BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		3.50%
Monthly fee with related party		$ 1,000
BBAM [Member] | Sales Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft or aviation asset		1.50%
BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party		$ 1,000
BBAM [Member] | Fixed Administrative Agency Fee [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		20,000
BBAM [Member] | Fixed Administrative Agency Fee [Member] | Other Subsidiaries [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2021	[1]	188,000
2022	[1]	156,000
2023	[1]	128,000
2024	[1]	108,000
2025	[1]	101,000
Thereafter	[1]	196,000
Total	[1]	$ 877,000
BBAM [Member] | Servicing Fee [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		3.50%
BBAM [Member] | Servicing and Administrative Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party		$ 11,500,000	15,400,000	15,800,000
BBAM [Member] | Acquisition Fees [Member]
Related Party Transactions [Abstract]
Percentage of gross acquisition cost of aircraft or aviation asset purchased		1.50%
Expenses with related party		$ 1,100,000	5,000,000.0	16,100,000
BBAM [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft or aviation asset		1.50%
Expenses with related party		$ 3,400,000	$ 15,400,000	$ 3,100,000
BBAM [Member] | Fixed Administrative Services Fee Due Under 2012 Term Loan [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2021	[1]	388,000
2022	[1]	301,000
2023	[1]	233,000
2024	[1]	206,000
2025	[1]	156,000
Thereafter	[1]	180,000
Total	[1]	1,464,000
BBAM [Member] | Fixed Administrative Services Fee Due Under 2020 Term Loan [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2021	[1]	250,000
2022	[1]	240,000
2023	[1]	228,000
2024	[1]	211,000
2025	[1]	155,000
Thereafter	[1]	101,000
Total	[1]	1,185,000
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
BBAM [Member] | Fixed Administrative Services Fee Under Magellan Acquisition Limited Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
Minimum Long-Term Contractual Obligations [Abstract]
2021	[1]	228,000
2022	[1]	227,000
2023	[1]	216,000
2024	[1]	216,000
2025	[1]	208,000
Thereafter	[1]	208,000
Total	[1]	1,303,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition III Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Acquisition Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
Minimum Long-Term Contractual Obligations [Abstract]
2021	[1]	278,000
2022	[1]	254,000
2023	[1]	140,000
2024	[1]	81,000
2025	[1]	31,000
Thereafter	[1]	61,000
Total	[1]	$ 845,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Engine Funding Facility [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		3.50%
Monthly fee with related party		$ 1,000
Minimum Long-Term Contractual Obligations [Abstract]
2021	[1]	12,000
2022	[1]	12,000
2023	[1]	10,000
2024	[1]	0
2025	[1]	0
Thereafter	[1]	0
Total	[1]	34,000
BBAM [Member] | Fixed Management Expenses [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2021	[2],[3]	6,889,000
2022	[2],[3]	6,889,000
2023	[2],[3]	6,889,000
2024	[2],[3]	6,889,000
2025	[2],[3]	6,889,000
Thereafter	[2],[3]	31,004,000
Total	[2],[3]	$ 65,449,000

[1]	Assumes number of aircraft and engines at December 31, 2020 remain constant in future periods.
[2]	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2020 remain constant in future periods.
[3]	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2020 remains constant in future periods.